19. SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Share Capital And Share-based Payments
Note 19 - SHARE CAPITAL AND SHARE-BASED PAYMENTS

(a) Authorized: Unlimited common shares without par value.

(b) Issued:

(i) During the year ended December 31, 2018, the Company closed a bought-deal financing, issuing 7,105,658 units at the price of $0.65 per unit for gross proceeds of $4,619. Each unit consisted of one common share and one share purchase warrant, with each share purchase warrant exercisable to purchase one additional common share at an exercise price of $0.80 until expiry on September 25, 2023. The financing was made by way of prospectus supplement in September 2018, to the short-form base shelf prospectus dated November 10, 2016 and the shelf registration statement dated August 22, 2018, for up to $25 million.

Of the $4,619 total aggregate proceeds raised in this financing, the $2,296 fair value of the warrants was attributed to warrant liability (Note 16), and the residual amount of $2,323 was attributed to common shares. The Company paid a 7% cash commission on the gross proceed in the amount of $324, and incurred additional legal costs of $185. Costs of $253 were allocated to the fair value of the warrants and have been reflected in the consolidated statement of operations as a finance cost, and costs of $256 have been reflected as share issuance costs in the consolidated statement of changes in equity. An additional $168 in issuance costs relating to the shelf registration statement have also been reflected in the consolidated statement of changes in equity

During the year ended December 31, 2018, the Company issued 3 million common shares by way of flow-through financing for gross proceeds of $4,667 (C$6,000). This amount includes a flow-through premium, which represents the difference between the Company’s share price on the date of issuance, and the offering price of C$2.00 per share. Based on the C$ to US$ exchange rate on the date of the transaction, $444 was recorded as the flow-through premium, for a net share capital allocation of $4,223. This premium is presented in “Other liabilities” on the balance sheet as at December 31, 2018. The Company incurred $471 in commission and issuance costs in relation to the offering.

During the year ended December 31, 2018, the Company issued 151,800 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $137. The Company pays a 3% cash commission on gross proceeds and incurred $4 in issuance costs during the period.

During the year ended December 31, 2018, the Company issued 87,500 common shares upon the exercise of stock options for gross proceeds of $112. The Company also issued 274,658 common shares upon exercise of RSUs. The Company incurred $5 in issuance costs in relation to these exercises.

(ii) During the year ended December 31, 2017, the Company issued shares in an at-the-market offering under prospectus supplements for an aggregate of 10,000 common shares at an average price of $1.67 for net proceeds of $16.

During the year ended December 31, 2017, the Company issued 20,000 common shares upon the exercise of stock options for gross proceeds of $25.

During the year ended December 31, 2017, the Company issued 257,152 common shares upon the vesting of restricted share units.

(c) Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options for the years ended December 31, 2018, and 2017, is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding and exercisable, January 1, 2017	1,978,500	$2.24
Granted	1,475,000	$1.98
Cancelled / Forfeited	(122,500)	$2.54
Exercised	(20,000)	$1.62
Stock options outstanding and exercisable, December 31, 2017	3,311,000	$2.12
Granted	497,500	$1.30
Cancelled / Forfeited	(497,500)	$2.14
Expired	(306,000)	$1.61
Exercised	(87,500)	$1.61
Stock options outstanding, December 31, 2018	2,917,500	$2.04
Stock options exercisable, December 31, 2018	2,576,250	$2.14

The following table summarizes information about the Company’s stock options outstanding and exercisable at December 31, 2018:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Options Outstanding	Weighted Average Remaining Contractual Life (Years)
September 19, 2019	$1.90	570,000	0.72	570,000	0.72
December 22, 2019	$1.90	30,000	0.98	30,000	0.98
September 2, 2021	$2.95	552,500	2.67	552,500	2.67
September 20, 2022	$1.98	1,295,000	3.72	1,295,000	3.72
October 6, 2022	$1.98	15,000	3.77	15,000	3.77
August 28, 2023	$1.30	455,000	4.66	113,750	4.66
		2,917,500	3.06	2,576,250	2.84

Option pricing requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the options granted during the years ended December 31, 2018, 2017 and 2016, was calculated using the Black-Scholes model with the following weighted average assumptions and resulting grant date fair value:

	2018		2017		2016
Weighted average assumptions:
Risk-free interest rate		2.25%		1.80%		0.69%
Expected dividend yield		0%		0%		0%
Expected option life (years)		5.00		5.00		5.00
Expected stock price volatility		60.26%		68.24%		65.13%
Weighted average fair value at grant date	$	C0.53	$	C1.14	$	C1.60

During the year ended December 31, 2018, the Company charged $130 (2017 - $1,177, 2016 - $875) to operations as share-based payments and capitalized $20 (2017 - $127, 2016 - $96) to exploration and evaluation assets.

(d) Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

During the year ended December 31, 2018, 1,081,500 RSUs (2017 – 80,500, 2016 – 790,000) were granted. All RSUs granted vest one-third annually from the date of the grant until fully vested at the end of the three-year term. The weighted average fair value of the RSUs granted during the year ended December 31, 2018, was C$1.31, based on the TSX market price of the Company’s shares on the date the RSUs were granted.

At December 31, 2018, there were 1,235,301 RSUs outstanding (December 31, 2017 – 592,172, December 31, 2016 – 787,500).

During the year ended December 31, 2018, the Company charged $500 (2017 - $841, 2016 - $343) to operations as share-based payments and capitalized $50 (2017 - $116, 2016 - $35) to exploration and evaluation assets for the fair value of the RSUs issued. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e) Earnings per share:

The calculations for basic and diluted earnings per share are as follows:

	2018	2017 (Note 3)	2016 (Note 3)

Net income (loss) for the period	$1,626	$2,522	$2,016
Basic weighted average number of shares outstanding	56,851,626	52,523,454	42,695,999
Effect of dilutive share options, warrants, and RSUs	3,149,011	796,555	1,095,452
Diluted weighted average number of shares outstanding	60,000,637	53,320,009	43,791,451
Basic earnings per share	$0.03	$0.05	$0.05
Diluted earnings per share	$0.03	$0.05	$0.05